Summary of Significant Accounting Policies - Other Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) reporting_unit number_of_customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies
Number of reporting units | reporting_unit	5
Goodwill, impairment loss	$ 0	$ 0	$ 0
Percentage payment of calculated tax savings to pre-business combination equity holders	85.00%
Impact of adoption of standard on Accumulated deficit	$ (11,925,869,000)	(9,034,790,000)	(1,248,599,000)			$ (1,050,607,000)
Goodwill, Written off Related to Sale of Business Unit		(9,129,000)
Number of largest customers | number_of_customer	10
Accumulated Deficit
Summary of Significant Accounting Policies
Impact of adoption of standard on Accumulated deficit	$ 1,604,461,000	1,250,838,000	$ 890,894,000			$ 632,261,000
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
Summary of Significant Accounting Policies
Impact of adoption of standard on Accumulated deficit				$ 10,097,000
Subscription revenues
Summary of Significant Accounting Policies
Revenue, period of recognition	1 year
Term Loan Facility
Summary of Significant Accounting Policies
Aggregate principal amount	$ 2,818,800,000	$ 2,847,400,000			$ 900,000,000
Minimum
Summary of Significant Accounting Policies
Domain registration period	1 year
Maximum
Summary of Significant Accounting Policies
Domain registration period	2 years
Maximum | Foreign exchange forward
Summary of Significant Accounting Policies
Term of contract	180 days
Software Development
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	5 years
Purchased software
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	3 years
Customer relationships | Minimum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	2 years
Customer relationships | Maximum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	23 years
Databases and content | Minimum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	2 years
Databases and content | Maximum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	20 years
Non-compete agreements
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	5 years
Backlog
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	4 years
Developed technology | Minimum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	3 years
Developed technology | Maximum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	14 years
Trade names | Minimum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	2 years
Trade names | Maximum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	18 years
Content | Minimum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	2 years
Content | Maximum
Summary of Significant Accounting Policies
Intangible assets estimated useful lives	5 years
Computer hardware
Summary of Significant Accounting Policies
Property, plant and equipment estimated useful lives	3 years
Furniture, fixtures and equipment | Minimum
Summary of Significant Accounting Policies
Property, plant and equipment estimated useful lives	5 years
Furniture, fixtures and equipment | Maximum
Summary of Significant Accounting Policies
Property, plant and equipment estimated useful lives	7 years